Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—85.3%
	Aerospace/Defense—1.4%
$2,725,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$2,831,112
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	706,573
1,800,000	TransDigm, Inc., Sr. Sub., 144A, 4.875%, 5/1/2029	1,753,659
1,575,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,622,108
800,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	767,712
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,285,238
850,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	887,026
	TOTAL	9,853,428
	Airlines—0.4%
2,025,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	2,072,405
975,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	1,018,875
	TOTAL	3,091,280
	Automotive—5.2%
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,781,854
525,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	536,781
125,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	124,454
550,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	537,191
2,225,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,194,406
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,096,494
1,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,733,259
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	861,506
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,320,262
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,201,443
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,297,275
2,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,882,230
1,875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,029,350
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,216,735
825,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	858,986
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	758,776
2,200,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	2,279,376
2,050,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	2,039,248
5,550,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,848,923
3,575,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,591,642
1,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,635,432
	TOTAL	37,825,623
	Building Materials—2.4%
975,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	985,428
600,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	626,202
2,875,000	Cp Atlas Buyer Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,765,146
2,125,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,033,519
450,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	442,372
650,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	678,132
1,500,000	Srs Distribution Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	1,485,795
675,000	Srs Distribution Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	677,602
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,360,835

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 350,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	$344,829
500,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	504,445
2,675,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,746,351
1,400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,431,255
1,600,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,623,640
		TOTAL	17,705,551
		Cable Satellite—7.9%
300,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	310,089
1,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	1,471,040
1,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,134,958
2,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,322,310
1,375,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,357,036
2,125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	2,180,388
1,900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,960,268
2,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,835,250
1,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,059,535
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	457,720
1,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	1,163,322
1,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,700,453
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,217,794
4,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,113,600
2,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,256,047
2,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,498,825
925,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	942,922
725,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	715,724
200,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	202,646
750,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	736,384
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,363,829
2,075,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	1,826,207
1,125,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,110,240
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	681,681
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	163,901
475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	234,857
675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	666,043
2,300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	2,183,114
1,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	1,015,385
1,625,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,589,997
975,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,035,689
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,520,700
3,125,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	3,162,531
1,550,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,505,995
525,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	514,172
500,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	478,983
2,200,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,182,554
1,857,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	1,914,270
1,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,604,064
		TOTAL	57,390,523
		Chemicals—2.4%
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	310,576
425,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	404,345

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$2,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	$2,166,395
450,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	460,541
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	966,727
375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	384,032
2,000,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,947,890
1,775,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,884,935
225,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	240,063
3,250,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,314,074
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	942,274
1,250,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,201,556
1,500,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,459,860
200,000	SPCM SA, 144A, 3.125%, 3/15/2027	195,877
325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	311,067
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	932,428
	TOTAL	17,122,640
	Construction Machinery—0.8%
2,325,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,262,690
300,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	306,015
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	345,338
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	943,648
775,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	812,828
375,000	United Rentals North America, Inc., 2nd Lien, 3.875%, 11/15/2027	389,522
725,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	728,398
	TOTAL	5,788,439
	Consumer Cyclical Services—2.3%
1,900,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,808,353
4,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	5,035,008
375,000	Atlas Luxco 4 S.a.r.l. / Allied Universal Holdings Co. Llc / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	363,495
900,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	881,631
1,350,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,281,298
800,000	Go Daddy Operating Co. LLC / GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	830,496
4,528,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	4,728,953
1,725,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,582,187
275,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	286,853
	TOTAL	16,798,274
	Consumer Products—1.1%
2,925,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	2,929,329
425,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	415,863
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,062,546
975,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	926,328
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,456,562
425,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	407,847
650,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	675,584
	TOTAL	7,874,059
	Diversified Manufacturing—0.8%
3,725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,825,351
500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	528,768
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,143,476
	TOTAL	5,497,595

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—1.7%
$1,275,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	$1,173,280
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	276,572
450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	444,661
1,200,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,256,772
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	595,424
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	808,067
2,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	2,225,362
550,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	537,026
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	417,235
2,050,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,044,752
1,700,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,622,089
875,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	861,066
	TOTAL	12,262,306
	Food & Beverage—2.5%
1,325,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,334,209
1,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,357,330
1,475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	1,709,299
3,075,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	3,921,181
275,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	314,836
950,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	915,753
925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	894,359
775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	766,471
2,050,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,113,355
2,625,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,707,359
575,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	578,588
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,647,287
	TOTAL	18,260,027
	Gaming—3.0%
1,600,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,643,584
750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	762,236
425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	423,406
88,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	94,315
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	585,846
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	208,651
200,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	207,987
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,197,023
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,702,791
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,017,317
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	184,057
472,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	477,761
975,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	996,621
458,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	477,852
725,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	719,708
3,700,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,756,203
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	425,250
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	205,078
150,000	Raptor Acquistion Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	152,217
1,250,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	1,332,131
550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	607,437
1,100,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	1,159,197

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	$651,277
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	943,008
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	101,296
825,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	852,831
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	691,249
	TOTAL	21,576,329
	Health Care—6.7%
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	127,126
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	130,404
925,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	907,675
1,150,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,139,587
675,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	662,617
2,075,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	2,145,540
1,825,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,825,392
400,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	396,078
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	426,736
1,100,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	1,056,016
300,000	CHS/Community Health Systems, Inc., 1st Lien, 144A, 8.000%, 12/15/2027	321,499
2,100,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	2,067,844
675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	693,404
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	234,325
550,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	571,142
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	889,351
1,050,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,038,660
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,881,196
725,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	755,834
1,075,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	1,173,900
1,175,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,359,467
2,100,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	2,356,515
1,225,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,254,461
575,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	593,472
450,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	468,376
600,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	591,831
800,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	771,760
2,750,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,890,456
1,425,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,489,068
1,325,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,310,445
2,650,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	2,651,192
775,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	752,180
3,900,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	3,490,500
1,500,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,316,430
1,150,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	1,140,438
75,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	76,614
525,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	537,419
1,050,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,079,836
875,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	907,725
401,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	405,002
1,550,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,649,789
1,825,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,866,427

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 400,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	$417,690
		TOTAL	48,821,419
		Health Insurance—0.9%
575,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	565,145
1,500,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	1,448,827
1,225,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	1,235,336
1,000,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,038,705
1,725,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,848,277
		TOTAL	6,136,290
		Independent Energy—5.1%
975,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,007,297
209,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	229,545
276,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	306,371
225,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	238,186
550,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	586,833
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	419,326
1,825,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,855,094
200,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	211,338
106,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	142,845
725,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	694,322
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	512,787
175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	165,796
25,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	24,613
1,425,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,413,636
1,275,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	22,313
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	185,773
475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	476,560
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,084,130
275,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	296,550
1,075,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	1,254,272
250,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	251,903
2,225,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,238,127
775,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	807,104
400,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	420,946
275,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	301,634
375,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	473,814
725,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	725,674
550,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	561,385
225,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	231,643
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	664,497
375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	372,188
900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	904,599
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	477,538
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	1,319,645
800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	787,232
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,049,753
450,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	525,082
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,367,597
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,321,358
625,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	712,694

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	$1,807,699
200,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	202,038
1,100,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,113,068
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	503,070
113,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	114,765
650,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	717,294
550,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	591,599
775,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	783,463
275,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	278,152
150,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	151,098
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,004,750
300,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	312,941
825,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	910,268
950,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	956,678
800,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	37,088,883
		Industrial - Other—0.9%
275,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	276,818
225,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	226,462
200,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	193,795
3,150,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,035,529
175,000		Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029	174,825
1,099,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	1,149,461
1,750,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,782,314
		TOTAL	6,839,204
		Insurance - P&C—4.5%
1,825,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	1,848,169
2,075,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,045,182
1,668,223		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,821,891
1,275,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,227,321
2,725,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,707,805
3,450,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	3,352,555
825,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	845,782
1,800,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	1,799,226
7,725,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,899,508
500,000		NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	493,208
4,800,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,764,000
4,075,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	4,093,806
		TOTAL	32,898,453
		Leisure—0.5%
1,800,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,796,742
1,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,835,163
		TOTAL	3,631,905
		Lodging—0.2%
950,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	923,647
200,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	211,866
525,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	552,038
		TOTAL	1,687,551
		Media Entertainment—6.7%
850,000		AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	831,160

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$1,030,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	$1,037,303
1,425,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,395,446
1,350,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	1,323,979
959,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	996,789
1,025,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	456,058
1,775,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	376,078
1,375,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	1,380,569
1,050,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	1,013,738
2,100,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,166,413
146,192	iHeartCommunications, Inc., 6.375%, 5/1/2026	151,600
375,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	372,926
325,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	330,484
3,914,973	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	4,124,718
675,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	701,690
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	335,388
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	660,982
1,625,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,614,608
550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	558,940
350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	365,591
2,750,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,774,241
1,175,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,174,917
2,025,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,103,347
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	314,759
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	315,760
900,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	912,879
600,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	613,734
1,225,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,277,081
375,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	365,109
1,075,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	1,079,483
350,000	Scripps Escrow II Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	348,451
1,550,000	Scripps Escrow II Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	1,560,439
1,375,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,413,665
1,525,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,415,658
1,425,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,293,052
1,575,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,582,733
1,050,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,047,837
1,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,455,880
3,950,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	4,195,078
1,000,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	1,000,905
1,000,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,020,140
800,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	795,264
	TOTAL	48,254,872
	Metals & Mining—1.2%
1,400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,411,760
1,875,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,892,578
1,375,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,316,989
1,250,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	1,305,481
1,175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,242,774
450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	468,526

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 925,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	$1,000,485
	TOTAL	8,638,593
	Midstream—6.1%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,379,505
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,475,928
2,250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	2,279,216
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,965,210
2,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,162,653
575,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	616,998
475,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	462,156
1,675,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	1,711,758
550,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	579,047
750,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	773,434
1,000,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	986,390
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	721,752
875,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	870,139
1,025,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	1,037,361
1,525,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,650,515
1,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,274,526
1,475,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,715,639
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	718,808
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	484,565
1,100,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,126,680
800,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	797,872
950,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	972,244
900,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	959,864
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	670,355
325,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	340,473
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	924,858
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	643,003
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,039,734
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	537,153
1,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,242,084
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,535,940
1,875,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	1,945,706
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	266,278
1,900,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,069,594
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	753,544
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	477,415
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	882,503
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	187,162
2,425,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,812,830
550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	636,699
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	260,456
	TOTAL	43,948,047
	Oil Field Services—1.7%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,489,476
2,875,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,995,908
1,025,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	883,832
1,000,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	852,405

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	$171,838
725,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	706,893
400,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	403,568
800,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	561,864
2,325,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,389,972
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,115,753
	TOTAL	12,571,509
	Packaging—4.1%
4,000,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	4,098,140
1,225,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,189,567
1,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,719,331
1,300,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,277,218
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	832,672
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	1,011,660
925,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	927,239
2,100,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	2,064,510
700,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	719,709
4,550,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,548,680
2,450,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,552,275
575,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	575,216
1,025,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,064,037
400,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	431,830
325,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	340,742
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	2,282,287
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,091,449
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	491,328
2,350,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,461,096
	TOTAL	29,678,986
	Paper—0.4%
2,250,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,434,500
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	124,416
	TOTAL	2,558,916
	Pharmaceuticals—3.7%
675,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	666,266
875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	885,732
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	714,382
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	156,063
1,850,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,589,816
1,575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	1,353,271
1,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	946,000
3,934,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,978,572
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	544,800
1,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,045,490
2,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	2,550,586
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	627,111
125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	131,111
550,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	534,292
725,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 2nd Lien, 144A, 9.500%, 7/31/2027	731,047
989,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	759,053
400,000	Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	396,554

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 875,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	$906,119
725,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	777,479
1,325,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	1,352,434
3,050,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,812,554
3,475,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,978,265
325,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	324,841
1,325,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,355,800
775,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	764,572
		TOTAL	26,882,210
		Restaurant—1.3%
475,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	469,611
575,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	573,347
275,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	264,840
5,950,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	5,695,013
1,375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,408,055
650,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	686,666
		TOTAL	9,097,532
		Retailers—0.5%
600,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	635,832
375,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	377,955
375,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	377,955
250,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	239,598
350,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	335,499
375,000		Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	374,640
975,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	1,021,751
275,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	286,205
200,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	206,329
		TOTAL	3,855,764
		Supermarkets—0.5%
2,950,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,928,111
450,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	474,397
375,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	400,770
		TOTAL	3,803,278
		Technology—5.0%
675,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	660,150
575,000		Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	601,617
1,450,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,527,176
1,025,000		Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,026,015
275,000		Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	270,747
900,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	882,787
725,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	730,350
1,000,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,016,895
425,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	451,989
725,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	711,624
300,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	299,798
400,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	416,264
650,000		HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	642,687
1,075,000		Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,060,788
1,750,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,743,822
1,525,000		NCR Corp., 144A, 5.125%, 4/15/2029	1,544,062

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 925,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	$935,513
500,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	507,918
825,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	856,490
225,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	229,206
450,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	448,063
1,025,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	1,019,045
1,725,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	1,619,999
1,275,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	1,232,498
2,500,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,362,500
250,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	256,345
1,500,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	1,430,640
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	857,979
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	203,149
875,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	909,624
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	319,989
2,600,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,705,755
300,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	311,685
2,235,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	2,383,482
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	429,856
600,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	583,158
2,325,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	2,397,924
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	269,239
	TOTAL	35,856,828
	Transportation Services—0.4%
1,100,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,132,720
1,575,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,653,561
	TOTAL	2,786,281
	Utility - Electric—2.1%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	697,165
470,000	Calpine Corp., 144A, 5.250%, 6/1/2026	481,603
1,425,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	1,360,106
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	431,530
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	433,769
700,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	694,708
3,075,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,177,643
411,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	425,418
125,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	118,940
1,600,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,538,360
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	497,047
1,650,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,678,359
1,325,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,380,955
700,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	708,491
375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	384,791
1,375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,414,050
	TOTAL	15,422,935
	Wireless Communications—0.9%
1,375,000	Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	1,542,860
500,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	494,622
1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	966,290
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	290,814

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	$1,307,469
725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	717,203
1,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	1,234,475
		TOTAL	6,553,733
		TOTAL CORPORATE BONDS (IDENTIFIED COST $616,165,151)	618,059,263
		COMMON STOCKS—9.4%
		Automotive—0.8%
123,193	[2]	American Axle & Manufacturing Holdings, Inc.	1,091,490
62,455	[2]	Goodyear Tire & Rubber Co.	1,255,970
141,695	[2]	KAR Auction Services, Inc.	2,124,008
6,995		Lear Corp.	1,173,691
		TOTAL	5,645,159
		Building Materials—0.3%
40,145	[2]	GMS, Inc.	2,242,901
		Cable Satellite—0.2%
101,715	[2]	Altice USA, Inc.	1,611,166
		Chemicals—0.5%
20,000		Compass Minerals International, Inc.	973,000
16,205	[2]	Hexion Holdings Corp.	433,484
70,540	[2]	Koppers Holdings, Inc.	2,130,308
		TOTAL	3,536,792
		Consumer Cyclical Services—0.3%
33,360		Brinks Co. (The)	2,040,298
		Food & Beverage—0.3%
61,530	[2]	US Foods Holding Corp.	1,933,273
		Gaming—0.5%
21,540	[2]	Boyd Gaming Corp.	1,262,459
48,005	[2]	Red Rock Resorts, Inc.	2,282,158
		TOTAL	3,544,617
		Independent Energy—0.5%
140		Chesapeake Energy Corp.	8,305
49,235		Devon Energy Corp.	2,070,824
9,789		Pioneer Natural Resources, Inc.	1,745,575
		TOTAL	3,824,704
		Media Entertainment—1.9%
263,108	[2]	Audacy, Inc.	649,877
413,508	[2]	Cumulus Media, Inc.	5,032,392
125,124	[2]	iHeartMedia, Inc.	2,453,681
336,115	[2]	Stagwell, Inc.	2,594,808
196,915	[2]	Townsquare Media, Inc., Class A	2,490,975
243,455	[2]	Urban One, Inc.	818,009
		TOTAL	14,039,742
		Metals & Mining—0.4%
100,325		Teck Resources Ltd.	2,657,609
		Midstream—0.3%
138,611		Suburban Propane Partners LP	2,001,543
		Oil Field Services—0.3%
49,730	[2,3]	Superior Energy Services, Inc.	2,138,390

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Packaging—0.2%
156,550	[2]	O-I Glass, Inc.	$1,733,008
		Paper—0.6%
131,601		Graphic Packaging Holding Co.	2,597,804
47,294		WestRock Co.	2,052,086
		TOTAL	4,649,890
		Pharmaceuticals—0.3%
93,625	[2]	Bausch Health Cos, Inc.	2,232,020
		Technology—1.1%
17,545	[2]	Dell Technologies, Inc.	990,766
239,205	[2]	Diebold Nixdorf, Inc.	1,939,952
29,905	[2]	Lumentum Holdings, Inc.	2,594,857
26,620		Science Applications International Corp.	2,233,152
		TOTAL	7,758,727
		Utility - Electric—0.9%
39,545		Enviva Partners LP/Enviva Partners Finance Corp.	2,769,336
49,935		NRG Energy, Inc.	1,798,659
87,360		Vistra Corp.	1,736,717
		TOTAL	6,304,712
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,123,056)	67,894,551
		WARRANTS—0.0%
		Independent Energy—0.0%
263	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	7,227
6,793	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	236,736
		TOTAL WARRANTS (IDENTIFIED COST $752,178)	243,963
		INVESTMENT COMPANIES—4.7%
2,486,028		Bank Loan Core Fund	23,865,870
9,955,589		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.04%[4]	9,956,584
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $34,551,596)	33,822,454
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $717,591,981)	720,020,231
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	4,256,279
		TOTAL NET ASSETS—100%	$724,276,510
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2021	$16,757,202	$12,532,060	$29,289,262
Purchases at Cost	$8,720,848	$147,088,003	$155,808,851
Proceeds from Sales	$(1,500,000)	$(149,662,154)	$(151,162,154)
Change in Unrealized Appreciation/Depreciation	$(140,945)	$(1,444)	$(142,389)
Net Realized Gain/(Loss)	$28,765	$119	$28,884
Value as of 11/30/2021	$23,865,870	$9,956,584	$33,822,454
Shares Held as of 11/30/2021	2,486,028	9,955,589	12,441,617
Dividend Income	$720,848	$3,425	$724,273

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$618,059,263	$0	$618,059,263
Warrants	243,963	—	—	243,963
Equity Securities:
Common Stocks
Domestic	60,866,532	—	2,138,390	63,004,922
International	4,889,629	—	—	4,889,629
Investment Companies	33,822,454	—	—	33,822,454
TOTAL SECURITIES	$99,822,578	$618,059,263	$2,138,390	$720,020,231

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind